Annual Total Returns [BarChart] - Payden Emerging Markets Local Bond Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2012	17.26%
Annual Return 2013	(11.71%)
Annual Return 2014	(6.64%)
Annual Return 2015	(14.79%)
Annual Return 2016	9.12%
Annual Return 2017	15.38%
Annual Return 2018	(8.17%)
Annual Return 2019	13.92%
Annual Return 2020	1.79%